Schedule of Investments ─ IQ Ultra Short Duration ETF

July 31, 2023 (unaudited)

	Principal Amount	Value
Long - Term Bonds 98.3%

Corporate Bonds — 42.5%

Communications — 3.6%
T-Mobile USA, Inc.
1.500%, due 2/15/26	$290,000	$263,417
2.625%, due 4/15/26	150,000	139,128
Verizon Communications, Inc.
6.023%, (SOFR + 0.79%), due 3/20/26(a)	365,000	368,700
		771,245
Consumer, Cyclical — 1.6%
General Motors Financial Co., Inc.
6.050%, due 10/10/25	140,000	141,144
Hyundai Capital America
5.650%, due 6/26/26	70,000	69,825
Warnermedia Holdings, Inc.
3.428%, due 3/15/24	125,000	123,052
		334,021
Consumer, Non-cyclical — 1.1%
Laboratory Corp. of America Holdings
3.250%, due 9/1/24	250,000	243,409

Energy — 1.1%
ONEOK, Inc.
5.850%, due 1/15/26	100,000	100,728
Plains All American Pipeline LP / PAA Finance Corp.
4.500%, due 12/15/26	145,000	140,439
		241,167
Financial — 21.4%
Air Lease Corp.
0.800%, due 8/18/24	440,000	417,067
Bank of America Corp.
4.200%, due 8/26/24	475,000	467,426
5.080%, (SOFR + 1.29%), due 1/20/27(a)	230,000	227,536
Bank of New York Mellon Corp. (The)
4.543%, (SOFR + 1.17%), due 2/1/29(a)	110,000	107,359
4.947%, (SOFR + 1.03%), due 4/26/27(a)	65,000	64,243
Blackstone Holdings Finance Co. LLC
5.900%, due 11/3/27	115,000	116,866
Blackstone Private Credit Fund
7.050%, due 9/29/25	115,000	115,518
Capital One Financial Corp.
4.166%, (SOFR + 1.37%), due 5/9/25(a)	325,000	317,955
Citigroup, Inc.
5.610%, (SOFR + 1.55%), due 9/29/26(a)	150,000	149,682
Corebridge Financial, Inc.
3.500%, due 4/4/25	385,000	369,471
Fifth Third Bancorp
6.361%, (SOFR + 2.19%), due 10/27/28(a)	130,000	132,000
HSBC USA, Inc.
5.625%, due 3/17/25	300,000	299,874
Huntington National Bank (The)
4.008%, (SOFR + 1.21%), due 5/16/25(a)	380,000	368,748
JPMorgan Chase & Co.
3.845%, (SOFR + 0.98%), due 6/14/25(a)	365,000	358,146
5.546%, (SOFR + 1.07%), due 12/15/25(a)	110,000	109,700
Manufacturers & Traders Trust Co.
5.400%, due 11/21/25	250,000	245,154
Morgan Stanley
4.679%, (SOFR + 1.67%), due 7/17/26(a)	200,000	196,056
5.164%, (SOFR + 1.59%), due 4/20/29(a)	205,000	202,841
Morgan Stanley Bank NA
4.754%, due 4/21/26	250,000	246,921
	Principal Amount	Value
Corporate Bonds (continued)

Financial (continued)
US Bancorp
4.653%, (SOFR + 1.23%), due 2/1/29(a)	$100,000	$95,957
		4,608,520
Technology — 0.6%
Oracle Corp.
5.800%, due 11/10/25	135,000	136,708

Utilities — 13.1%
CenterPoint Energy, Inc.
5.777%, (SOFR + 0.65%), due 5/13/24(a)	705,000	704,069
Eversource Energy
Series T, 5.380%, (SOFR + 0.25%), due 8/15/23(a)	705,000	704,464
Florida Power & Light Co.
5.050%, due 4/1/28	115,000	115,972
National Rural Utilities Cooperative Finance Corp.
5.050%, due 9/15/28	50,000	50,022
Nextera Energy Capital Holdings, Inc.
6.051%, due 3/1/25	50,000	50,363
Pacific Gas and Electric Co.
3.250%, due 2/16/24	280,000	275,544
4.200%, due 3/1/29	193,000	173,951
Sempra
3.300%, due 4/1/25	150,000	144,510
Southern California Edison Co.
1.100%, due 4/1/24	100,000	96,833
5.300%, due 3/1/28	65,000	65,421
5.850%, due 11/1/27	105,000	108,116
Southern Co. (The)
5.150%, due 10/6/25	120,000	119,418
Virginia Electric and Power Co.
Series B, 3.750%, due 5/15/27	215,000	206,481
		2,815,164
Total Corporate Bonds
(Cost $9,303,639)		9,150,234

Foreign Bonds — 6.7%

Financial — 5.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
1.650%, due 10/29/24	540,000	510,250
Credit Suisse AG, (Switzerland)
7.950%, due 1/9/25	250,000	255,647
Mitsubishi UFJ Financial Group, Inc., (Japan)
5.541%, (1 Year US CMT T-Note + 1.50%), due 4/17/26(a)	200,000	199,150
Royal Bank of Canada, (Canada)
5.660%, due 10/25/24	140,000	140,002
Toronto-Dominion Bank (The), (Canada)
4.285%, due 9/13/24	125,000	123,102
		1,228,151
Utilities — 1.0%
Enel Finance America LLC, (Italy)
7.100%, due 10/14/27	200,000	210,029

Total Foreign Bonds
(Cost $1,451,893)		1,438,180
U.S. Treasury Notes — 49.1%

U.S. Treasury Note, 2.250%, due 12/31/23	4,800,000	4,737,750

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
U.S. Treasury Notes (continued)

U.S. Treasury Note, 4.000%, due 7/31/30	$155,000	$154,394
U.S. Treasury Note, 4.125%, due 7/31/28	3,405,000	3,398,882
U.S. Treasury Note, 4.500%, due 7/15/26	525,000	524,877
U.S. Treasury Note, 4.750%, due 7/31/25	1,750,000	1,746,172
		10,562,075
Total U.S. Treasury Notes
(Cost $10,569,481)		10,562,075

	Shares

Short-Term Investment — 1.2%

Money Market Fund — 1.2%

BlackRock Liquidity T-Fund, 5.16%(b)
(Cost $259,611)	259,611	259,611

Total Investments — 99.5%
(Cost $21,584,624)		21,410,100
Other Assets and Liabilities, Net — 0.5%		98,499
Net Assets — 100.0%		$21,508,599

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2023.
(b)	Reflects the 7-day yield at July 31, 2023.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ Ultra Short Duration ETF (continued)

July 31, 2023 (unaudited)

Open futures contracts outstanding at July 31, 2023:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2023	Unrealized Appreciation (Depreciation)
U.S. 10 year Note (CBT)	RBC Capital Markets	September 2023	(2)	$(228,184)	$(222,813)	$5,371
U.S. 2 year Note (CBT)	RBC Capital Markets	September 2023	(24)	(4,947,132)	(4,872,750)	74,382
U.S. 5 year Note (CBT)	RBC Capital Markets	September 2023	(47)	(5,125,859)	(5,020,555)	105,304
						$185,057

CBT — Chicago Board of Trade
Cash posted as collateral to broker for futures contracts was $93,875 at July 31, 2023.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Corporate Bonds	$—	$9,150,234	$—	$9,150,234
Foreign Bonds	—	1,438,180	—	1,438,180
U.S. Treasury Notes	—	10,562,075	—	10,562,075
Short-Term Investment:
Money Market Fund	259,611	—	—	259,611
Total Investments in Securities	259,611	21,150,489	—	21,410,100
Other Financial Instruments:(d)
Futures Contracts	185,057	—	—	185,057
Total Investments in Securities and Other Financial Instruments	$444,668	$21,150,489	$—	$21,595,157

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.
(d)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.